Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Preferred Stock Disclosure [Abstract]
Preferred Stock

13. Preferred Stock

On August 25, 2011, the Company entered into a Small Business Lending Fund‑Securities Purchase Agreement (SBLF Purchase Agreement) with the Secretary of the Treasury, pursuant to which the Company (i) sold 8,000 shares of the Company’s Senior Non‑Cumulative Perpetual Preferred Stock, Series C (the SBLF Preferred Stock) to the Secretary of the Treasury for a purchase price of $8,000. The issuance was pursuant to the SBLF program, a fund established under the Small Business Jobs Act of 2010 that was created to encourage lending to small business by providing capital to qualified community banks.

The SBLF Preferred Stock qualifies as Tier 1 capital and pays non‑ cumulative dividends quarterly, on each January 1, April 1, July 1 and October 1. The dividend rate, as a percentage of the liquidation amount, can fluctuate on a quarterly basis during the first 10 quarters during which the SBLF Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” or “QBSL” (as defined in the SBLF Purchase Agreement) by the Bank. Based upon the increase in the Bank’s level of QBSL over the baseline level calculated under the terms of the SBLF Purchase Agreement, the dividend rate for the initial dividend period for the Company was set at 1.00%. For the tenth calendar quarter through 4.5 years after issuance, the dividend rate will be fixed and as of March 31, 2015 was set at one percent (1%) based upon the increase in QBSL as compared to the baseline. After 4.5 years from issuance, the dividend rate will increase to 9% (including a quarterly lending incentive fee of 0.5%).

The SBLF Preferred Stock is non‑voting, except in limited circumstances. In the event that the Company misses five dividend payments, whether or not consecutive, the holder of the SBLF Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors. The right expires when full dividends have been paid for four consecutive dividend periods. The SBLF Preferred Stock may be redeemed at any time at the Company’s option, at a redemption price of 100% of the liquidation amount of $1,000 per share plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of its federal banking regulator.

22. Preferred Stock

        On August 25, 2011, the Company entered into a Small Business Lending Fund-Securities Purchase Agreement (SBLF Purchase Agreement) with the Secretary of the Treasury, pursuant to which the Company (i) sold 8,000 shares of the Company's Senior Non-Cumulative Perpetual Preferred Stock, Series C (the SBLF Preferred Stock) to the Secretary of the Treasury for a purchase price of $8,000. The issuance was pursuant to the SBLF program, a fund established under the Small Business Jobs Act of 2010 that was created to encourage lending to small business by providing capital to qualified community banks.

        The SBLF Preferred Stock qualifies as Tier 1 capital and pays non- cumulative dividends quarterly, on each January 1, April 1, July 1 and October 1. The dividend rate, as a percentage of the liquidation amount, can fluctuate on a quarterly basis during the first 10 quarters during which the SBLF Preferred Stock is outstanding, based upon changes in the level of "Qualified Small Business Lending" or "QBSL" (as defined in the SBLF Purchase Agreement) by the Bank. Based upon the increase in the Bank's level of QBSL over the baseline level calculated under the terms of the SBLF Purchase Agreement, the dividend rate for the initial dividend period for the Company was set at 1.00%. For the tenth calendar quarter through four and one half years after issuance, the dividend rate will be fixed and as of December 31, 2014 was set at one percent (1%) based upon the increase in QBSL as compared to the baseline. After four and one half years from issuance, the dividend rate will increase to 9% (including a quarterly lending incentive fee of 0.5%).

        The SBLF Preferred Stock is non-voting, except in limited circumstances. In the event that the Company misses five dividend payments, whether or not consecutive, the holder of the SBLF Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company's Board of Directors. The right expires when full dividends have been paid for four consecutive dividend periods. The SBLF Preferred Stock may be redeemed at any time at the Company's option, at a redemption price of 100% of the liquidation amount of $1,000 per share plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of its federal banking regulator.